Inventories (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Interest credits and advertising assistance	$ 34.7	$ 31.0	$ 27.1